Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements
Schedule of fair value hierarchy about each major category of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement at June 30, 2013 using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2013
Assets
Cash equivalents	$24,223,000	$—	$—	$24,223,000
U.S. government agency securities	—	3,996,000	—	3,996,000
Corporate debt securities	—	27,960,000	—	27,960,000

Total	$24,223,000	$31,956,000	$—	$56,179,000

	Fair Value Measurement at December 31, 2012 using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2012
Assets:
Cash equivalents	$71,316,000	$—	$—	$71,316,000

Total	$71,316,000	$—	$—	$71,316,000

	Fair Value Measurement at December 31, 2011 using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
Assets:
Cash equivalents	$8,315,000	$—	$—	$8,315,000

Total	$8,315,000	$—	$—	$8,315,000

Liabilities:
Redeemable convertible preferred stock warrants	$—	$—	$2,145,000	$2,145,000

Total	$—	$—	$2,145,000	$2,145,000

Schedule of the Company's assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Assets	Liabilities
Balance at December 31, 2010	$—	$1,031,000
Settlements	—	—
Issuance of new warrants	—	885,000
Fair value increase included in warrant and other income (expense), net	—	229,000

Balance at December 31, 2011	$—	$2,145,000
Settlements	—	—
Issuance of new warrants	—	534,000
Fair value increase included in warrant and other income (expense), net	—	422,000
Reclassification of warrants	—	(3,101,000)

Balance at December 31, 2012		$—